Stock-Based Compensation - Summary of Stock-Based Compensation Expense Recorded in Selling, General and Administrative Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Incentive Stock Option Plan [Member]
Stock Based Compensation [Line Items]
Incentive Stock Option Plan	$ 40	$ 42	$ 31
Selling, general and administrative expenses [Member]
Stock Based Compensation [Line Items]
Incentive Stock Option Plan	35	38	34
Selling, general and administrative expenses [Member] | Incentive Stock Option Plan [Member]
Stock Based Compensation [Line Items]
Incentive Stock Option Plan	15	19	21
Selling, general and administrative expenses [Member] | Long-term retention [Member]
Stock Based Compensation [Line Items]
Incentive Stock Option Plan	4	5	7
Selling, general and administrative expenses [Member] | Restricted stock unit [Member]
Stock Based Compensation [Line Items]
Incentive Stock Option Plan	16	14	6
Selling, general and administrative expenses [Member] | Fair value adjustment for liability classified DSUs [Member]
Stock Based Compensation [Line Items]
Incentive Stock Option Plan	$ 5	$ 4	$ (3)